Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Valuation allowance on deferred tax assets	$ 126,927	$ 85,186
Valuation allowance on deferred tax assets increase decrease	$ 41,700
Percentage of taxable income eligible to be offset	80.00%
Net operating losses subject to annual limitation	$ 32,300	32,700
Unrecognized tax benefits	8,914	10,839	$ 23,219	$ 29,509
Unrecognized income tax benefits that would impact effective income tax rate	7,100	9,400	20,700
Unrecognized tax benefits including accured interest and penalties	10,000	12,800	29,000
Unrecognized tax benefits accrued interest and penalties	2,900	3,400	6,900
Unrecognized tax benefits reduction in deferred tax assets	1,800	1,400
Unrecognized tax benefits reduction due to applicable statute of limitations	2,874	12,622	6,435
Reversal of accrued interest on unrecognized tax benefits	600	1,000	700
Reversal of accrued penalties on unrecognized tax benefits	600	2,500	1,300
Unrecognized tax benefits accrued income taxes during the period	600
Unrecognized tax benefits accrued interest during the period	600
Unrecognized tax benefits accrued penalties during the period	100
Decrease in unrecognized tax benefits is reasonably possible	10,000
Decrease in unrecognized tax benefits interest and penaly is reasonable possible	2,900
Discontinued Operations
Income Tax [Line Items]
Unrecognized tax benefits	2,800
Unrecognized tax benefits accrued interest and penalties	10,000	12,800	29,000
Unrecognized tax benefits reduction due to applicable statute of limitations	2,900	12,600	6,400
Income tax benefit on unrecognized tax benefits	4,100		8,400
Unrecognized tax benefits net benefit expense	2,800	16,200
Tax Year 2027
Income Tax [Line Items]
Net operating losses	$ 233,800
Earliest Tax Year | Internal Revenue Service (IRS)
Income Tax [Line Items]
Open tax year	2016
Earliest Tax Year | Internal Revenue Service (IRS) | VMG Vantage Medical Group
Income Tax [Line Items]
Open tax year	2016
Earliest Tax Year | State and Local Jurisdiction
Income Tax [Line Items]
Open tax year	2016
Latest Tax Year | Internal Revenue Service (IRS)
Income Tax [Line Items]
Open tax year	2020
Latest Tax Year | State and Local Jurisdiction
Income Tax [Line Items]
Open tax year	2020
Tax Year 2020 | Covid Nineteen
Income Tax [Line Items]
Threshold taxable income not eligible for carryforward of net operating losses	$ 1,000
Tax Year 2020 | General Business | Covid Nineteen
Income Tax [Line Items]
Maximum business tax credits that can be carried forward	5,000
Tax Year 2021 | Covid Nineteen
Income Tax [Line Items]
Threshold taxable income not eligible for carryforward of net operating losses	1,000
Tax Year 2021 | General Business | Covid Nineteen
Income Tax [Line Items]
Maximum business tax credits that can be carried forward	5,000
Tax Year 2022 | Covid Nineteen
Income Tax [Line Items]
Threshold taxable income not eligible for carryforward of net operating losses	1,000
Tax Year 2022 | General Business | Maximum | Covid Nineteen
Income Tax [Line Items]
Maximum business tax credits that can be carried forward	5,000
Domestic Tax Authority
Income Tax [Line Items]
Net operating losses	310,700	258,100	136,200
State and Local Jurisdiction
Income Tax [Line Items]
Net operating losses	$ 246,300	$ 215,700	$ 145,200